Investments in and Advances to Affiliates - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified			12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2013 Equity in income of affiliates
Schedule of Equity Method Investments [Line Items]
Impairment losses on certain investments in affiliates, net of tax			¥ 12,757
Honda's equity in undistributed income of affiliates	¥ 417,050	¥ 376,888